FAIR VALUE MEASUREMENTS (Schedule of Changes in Fair Value of Warrant Liability) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Balance	¥ 7,277,406
Change in fair value of call spread	(46,215,053)	¥ 48,295,200	¥ (87,403,805)
Balance		7,277,406
Call spread options [Member]
Derivative [Line Items]
Balance	7,277,406
Purchase of call spread option	4,761,603	7,647,843
Change in fair value of call spread		(370,437)
Exercise of call spread options	(12,039,009)
Balance		¥ 7,277,406